Employees' Profit-Sharing Plan (Details) - Deferred Profit-Sharing Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employees' Profit-Sharing Plan
Minimum period of continuous employment to be fully vested	1 year
Profit sharing costs	$ 4,655,000	$ 4,460,000	$ 4,011,000